Financial Instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	FINANCIAL INSTRUMENTSThe Group's financial instruments consist of cash, restricted cash, accounts receivable and other receivables, trade accounts payable and accrued liabilities and long-term debt. The Group, through its financial assets and liabilities, has exposure to the following risks from its use of financial instruments: interest rate risk, credit risk, liquidity risk and currency risk. Senior management and the Board are responsible for setting risk levels and reviewing risk management activities as they determine necessary.
22. FINANCIAL INSTRUMENTS (CONT’D)
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to fluctuations in interest rates with respect to its variable rate on long-term debts. The interest rate risk profile of the Group's interest-bearing financial instruments was as follows:

As at	March 31,
	2022	2021
	$	$
Variable rate financial instruments
Credit Facility (note 10)	66,631	31,023
Secured loans (note 10)	8,596	—
Other long-term debt (note 10)	120	213
	75,347	31,236

For the year ended March 31, 2022, the Group has determined that a reasonably possible increase or decrease of 100 basis point in interest rates of the above variable-rate financial liabilities would not have a significant impact on equity and profit or loss. This analysis assumes that all other variables remain constant, in particular foreign currency exchange rates. It has been performed on the same basis for the year ended March 31, 2021.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s activities are financed through a combination of cash flows from operations, borrowings under existing Credit Facility, issuance of debt and issuance of equity instruments. In order to manage its exposure to liquidity risk, the Group’s primary goal is to maintain an optimal level of liquidity through an active management of assets and liabilities as well as cash flows. As at March 31, 2022, the Group has an unused capacity of $58,369,000 (2021 - $23,976,000) under its authorized secured senior revolving credit facility of $125,000,000 (2021 - $60,000,000).
22. FINANCIAL INSTRUMENTS (CONT’D)
The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities.

As at	March 31, 2022
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	53,507	53,507	53,507	—	—	—
Credit Facility	66,631	70,775	2,072	2,072	66,631	—
Secured loans	8,596	9,060	4,988	4,072	—	—
Subordinated unsecured loans	17,500	21,773	1,221	1,221	19,331	—
Balances of purchase payable, non-interest bearing	13,026	13,419	13,419	—	—	—
Other liabilities (included in long-term debt)	120	120	120	—	—	—
Lease liabilities	21,263	24,045	4,302	4,270	10,244	5,229
	180,643	192,699	79,629	11,635	96,206	5,229

As at	March 31, 2021
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	26,326	26,326	26,326	—	—	—
Credit Facility	31,023	32,008	32,008	—	—	—
Balances of purchase payable, non-interest bearing	15,519	16,739	3,259	13,480	—	—
Other liabilities (included in long-term debt)	213	213	213	—	—	—
Lease liabilities	15,459	17,866	2,482	2,602	6,756	6,026
	88,540	93,152	64,288	16,082	6,756	6,026

22. FINANCIAL INSTRUMENTS (CONT’D)
Credit risk
Credit risk is the risk of loss due to a counterparty's inability to meet its obligations. At March 31, 2022 and 2021, the Group's credit risk exposure consists mainly of the carrying amount of cash held with major Canadian banks, accounts receivable and other receivables, and unbilled revenues. The carrying amounts of financial assets and unbilled revenues represent the maximum credit exposure.
Impairment losses recognized in profit or loss is not significant both in 2022 and 2021.
The credit risk in respect of cash balances is minimal as they are held with reputable financial institutions.
With respect to trade accounts receivable and unbilled revenues, the Group is exposed to a concentration of credit risk on significant customers. However, this credit risk exposure is mitigated by the relative size and nature of the business carried on by such customers. Also, the Group has a large and diversified client base from clients engaged in various industries, including banks with high credit-rating, government agencies, telecommunications and retails. Historically, the Group has not made any significant write-offs.
In order to manage its exposure to credit risk and assess credit quality, the Group established a credit policy under which collection of trade accounts receivable is a priority. Each new customer is analyzed individually for creditworthiness before the Group enters into a contract. The financial stability and liquidity of customers are assessed on a regular basis, which included the review of default risk associated with the industry in which customers operate. No significant adjustments were made to allowance for doubtful accounts in connection with this assessment.The Group also limits its exposure by setting credit limits when deemed necessary.
The Group recognizes an impairment loss allowance for expected credit losses (“ECLs”) on trade accounts receivable and unbilled revenues, using an estimate of credit losses. The Company establishes an impairment loss allowance on a collective and individual assessment basis, by considering its historical experience, external indicators and forward- looking information. If actual credit losses differ from estimates, future earnings would be affected. In its assessment of the impairment loss allowance, the Group considered the economic impact resulting from the COVID-19 pandemic on its ECL assessment, including the risk of default of its customers given the continued economic uncertainty. As at March 31, 2022 and 2021, allowance for ECLs was not significant.

The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2022	2021
	$	$
Current	70,039	44,375
0-30 days	21,600	17,290
31-60 days	3,072	2,281
61-90 days	1,071	632
Over 90 days	2,507	2,471
	98,289	67,049

The unbilled revenues are substantially all current in nature.
22. FINANCIAL INSTRUMENTS (CONT’D)
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which cash, accounts receivables and other receivables, accounts payables and accrued liabilities and borrowings are denominated and the respective functional currencies of Group’s companies. The currencies in which these financial instruments are mainly denominated is USD. Other currencies have no significant impact on the Group’s exposure to currency risk.
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2022	2021
	$	$
Cash	1,428	681
Accounts receivable and other receivables	34	243
Accounts payable and accrued liabilities	(1,599)	(1,609)
Credit Facility	(48,377)	(4,023)
Net statement of financial position exposure	(48,514)	(4,708)

The following table illustrates the sensitivity of profit and equity in regards to the Group’s financial assets and financial liabilities and the USD/Canadian dollars exchange rate ‘all other things being equal’. It assumes a +/-7% change of the USD/Canadian dollars exchange rate for the year ended March 31, 2022 (2021: +/-17%). This percentage has been determined based on the average market volatility in exchange rate in the previous twelve months. The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollar			Strengthening	Weakening
As at March 31, 2022
USD	7%	Movement	(2,638)	2,638
As at March 31, 2021
USD	17%	Movement	(631)	631
Fair Value of Financial Instruments
Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:
•Level 1 - Valuation based on quoted prices observed in active markets for identical assets or liabilities.
•Level 2 - Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 - Valuation techniques with significant unobservable market inputs. A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
22. FINANCIAL INSTRUMENTS (CONT’D)
The carrying amount of cash, restricted cash, accounts receivable and other receivables, accounts payables and accrued liabilities is a reasonable approximation of fair value.
The fair value of the long-term debt is estimated by discounting expected cash flows at rates that would be currently offered to the Group for debts of the same remaining maturities and conditions (level 2). For both 2022 and 2021, the Group has determined that the fair value of the Credit Facility, the secured loans, the subordinated unsecured loan and the balances of purchase payable are not significantly different than their carrying amount.
The following table summarizes their carrying amount.

As at	March 31,
	2022	2021
	$	$
Credit Facility	66,631	31,023
Secured loans	8,596	—
Subordinated unsecured loans	17,500	—
Balances of purchase payable, non-interest bearing	13,026	15,519
	105,753	46,542